FINANCIAL RISK MANAGEMENT DISCLOSURES (Details Narrative) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT DISCLOSURES
Cash	$ 579,508	$ 7,608,149	$ 3,017,704	$ 5,304,097
Accounts Payable	$ 2,502,139	$ 1,759,163	$ 2,420,392